INCOME TAX - Schedule of components and annual movement of deferred income tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ (6,238)	$ (5,809)	$ (1,858)
Tangible fixed assets
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	(6,238)	(4,149)	(1,648)
Other liabilities
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ 0	$ (1,660)	$ (210)